Prepaids and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
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Prepaids and Other Current Assets

5. Prepaids and other current assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Receivable from landlord	$—	$5,910
Manufacturing costs	214	2,596
Clinical trial costs	670	—
Deferred offering costs	1,660	—
Other prepaid expenses and other current assets	1,478	1,864

	$4,022	$10,370

5. Prepaids and other current assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Receivable from landlord	$—	$5,910
Manufacturing costs	1,418	2,596
Other prepaid expenses and other current assets	770	1,864

	$2,188	$10,370